Other Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

Other assets, net consisted of the following:

	As of September 30,			As of December 31,
	2024			2023
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Capitalized content costs	$6,589	$(5,667)	$922	$6,589	$(4,237)	$2,352
Capitalized software	$5,994	$(4,270)	$1,724	$5,879	$(2,983)	$2,896
Total other assets	$12,583	$(9,937)	$2,646	$12,468	$(7,220)	$5,248

Other assets, net consisted of the following:

	As of December 31,			As of December 31,
	2023			2022
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Capitalized content costs	$6,589	$(4,237)	$2,352	$6,589	$(2,185)	$4,404
Capitalized software	$5,879	$(2,983)	$2,896	$3,996	$(1,391)	$2,605
Other	$—	$—	$—	$9	$—	$9
Total other assets	$12,468	$(7,220)	$5,248	$10,594	$(3,576)	$7,018